Pension and other post-retirement benefits - Target Plan Asset Allocation (Details)	12 Months Ended
Dec. 31, 2015
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	73.85%
Target allocation percentage range, minimum	49.00%
Target allocation percentage range, maximum	78.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	25.71%
Target allocation percentage range, minimum	22.00%
Target allocation percentage range, maximum	51.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	0.45%
Target allocation percentage range, minimum	0.00%
Target allocation percentage range, maximum	1.00%